Segmentation of key figures (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,781	$ 12,956	$ 25,312	$ 25,367
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,673	$ 5,050	$ 9,437	$ 9,957
Net sales (in % of total net sales)	37.00%	39.00%	37.00%	39.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(5.00%)
Net sales, change in %, cc	4.00%		5.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,378	$ 4,166	$ 8,461	$ 8,156
Net sales (in % of total net sales)	34.00%	32.00%	33.00%	32.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	5.00%		4.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,734	$ 2,813	$ 5,467	$ 5,488
Net sales (in % of total net sales)	21.00%	22.00%	22.00%	22.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 996	$ 927	$ 1,947	$ 1,766
Net sales (in % of total net sales)	8.00%	7.00%	8.00%	7.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		10.00%
Net sales, change in %, cc	10.00%		12.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,323	$ 9,628	$ 18,469	$ 18,848
Net sales (in % of total net sales)	73.00%	74.00%	73.00%	74.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(2.00%)
Net sales, change in %, cc	3.00%		3.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,458	$ 3,328	$ 6,843	$ 6,519
Net sales (in % of total net sales)	27.00%	26.00%	27.00%	26.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	10.00%		11.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,461	$ 10,559	$ 20,637	$ 20,663
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,468	$ 3,751	$ 6,975	$ 7,400
Net sales (in % of total net sales)	33.00%	36.00%	34.00%	36.00%
Innovative Medicines | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(6.00%)
Net sales, change in %, cc	4.00%		4.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,924	$ 3,709	$ 7,571	$ 7,252
Net sales (in % of total net sales)	38.00%	35.00%	37.00%	35.00%
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		4.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,320	$ 2,396	$ 4,644	$ 4,678
Net sales (in % of total net sales)	22.00%	23.00%	23.00%	23.00%
Innovative Medicines | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(1.00%)
Net sales, change in %, cc	4.00%		4.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 749	$ 703	$ 1,447	$ 1,333
Net sales (in % of total net sales)	7.00%	6.00%	6.00%	6.00%
Innovative Medicines | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	10.00%		11.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,685	$ 7,898	$ 15,208	$ 15,463
Net sales (in % of total net sales)	73.00%	75.00%	74.00%	75.00%
Innovative Medicines | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(2.00%)
Net sales, change in %, cc	3.00%		3.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,776	$ 2,661	$ 5,429	$ 5,200
Net sales (in % of total net sales)	27.00%	25.00%	26.00%	25.00%
Innovative Medicines | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		4.00%
Net sales, change in %, cc	10.00%		10.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,320	$ 2,397	$ 4,675	$ 4,704
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(1.00%)
Net sales, change in %, cc	5.00%		6.00%
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,205	$ 1,299	$ 2,462	$ 2,557
Net sales (in % of total net sales)	52.00%	54.00%	53.00%	54.00%
Sandoz | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(4.00%)
Net sales, change in %, cc	4.00%		7.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 454	$ 457	$ 890	$ 904
Net sales (in % of total net sales)	20.00%	19.00%	19.00%	19.00%
Sandoz | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(2.00%)
Net sales, change in %, cc	(1.00%)		(2.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 414	$ 417	$ 823	$ 810
Net sales (in % of total net sales)	18.00%	17.00%	18.00%	17.00%
Sandoz | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		2.00%
Net sales, change in %, cc	8.00%		8.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	$ 224	$ 500	$ 433
Net sales (in % of total net sales)	10.00%	10.00%	10.00%	10.00%
Sandoz | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		15.00%
Net sales, change in %, cc	12.00%		16.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,638	$ 1,730	$ 3,261	$ 3,385
Net sales (in % of total net sales)	71.00%	72.00%	70.00%	72.00%
Sandoz | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(4.00%)
Net sales, change in %, cc	3.00%		3.00%
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 682	$ 667	$ 1,414	$ 1,319
Net sales (in % of total net sales)	29.00%	28.00%	30.00%	28.00%
Sandoz | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		7.00%
Net sales, change in %, cc	10.00%		15.00%